UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22082

Name of Fund: BlackRock EcoSolutions Investment Trust (BQR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock EcoSolutions Investment Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2011

Date of reporting period: 01/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments January 31, 2011 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Auto Components – 0.9%
Johnson Controls, Inc.(a)	31,000	$1,190,090

Building Products – 0.2%
Kingspan Group Plc(a)	23,600	210,907

Chemicals – 26.7%
Agrium, Inc.(a)	37,800	3,341,142
CF Industries Holdings, Inc.(a)	14,150	1,910,816
Incitec Pivot Ltd.(a)	309,000	1,330,669
Israel Chemicals Ltd.(a)	90,000	1,416,811
Johnson Matthey Plc(a)	100,000	3,083,269
K+S AG(a)	21,200	1,568,234
Makhteshim-Agan Industries Ltd.(a)(b)	190,000	924,791
Monsanto Co.(a)	48,400	3,551,592
Mosaic Co. (The) (a)	40,100	3,249,704
Nalco Holding Co.(a)	45,400	1,382,884
Novozymes A/S - B Shares(a)	9,800	1,358,164
Nufarm Ltd.(a)(b)	79,160	413,031
Potash Corp. of Saskatchewan, Inc.(a)	21,400	3,804,492
Sinofert Holdings Ltd.(a)	3,143,500	1,757,639
Syngenta AG - Registered Shares(a)	10,300	3,321,649
Umicore SA(a)	36,600	1,875,613
Wacker Chemie AG(a)	8,600	1,554,352

		35,844,852

Commercial Services & Supplies – 2.3%
Tetra Tech, Inc.(a)(b)	97,800	2,263,581
Tianjin Capital Environmental Protection Group Co. Ltd., Class H(a)	2,083,000	776,146

		3,039,727

Construction & Engineering – 2.1%
Insituform Technologies, Inc., Class A(a)(b)	16,300	448,413
Layne Christensen Co.(a)(b)	11,900	375,802
Quanta Services, Inc.(b)	24,800	588,504
Shaw Group, Inc. (The)(a)(b)	37,200	1,405,044

		2,817,763

Electric Utilities – 3.0%
Acciona SA(a)	5,450	471,404
Iberdrola SA(a)	190,557	1,630,629
NextEra Energy, Inc.(a)	35,900	1,919,214

		4,021,247

Electrical Equipment – 3.5%
American Superconductor Corp.(a)(b)	49,700	1,355,319
Gamesa Corp. Tecnologica SA(a)	75,100	575,282
General Cable Corp.(a)(b)	11,200	414,512
Nordex SE(a)(b)	17,400	129,403
Roper Industries, Inc.(a)	13,700	1,064,353
Vestas Wind Systems A/S(a)(b)	35,000	1,200,673

		4,739,542

Electronic Equipment, Instruments & Components – 2.6%
Itron, Inc.(a)(b)	37,400	2,169,948
Trimble Navigation Ltd.(a)(b)	29,510	1,359,821

		3,529,769

Food Products – 13.5%
Agria Corp.	100,000	185,000
Archer-Daniels-Midland Co.(a)	47,700	1,558,359
Brasilagro Companhia Brasileira De Propriedades Ag(a)	525,200	3,210,527
Bunge Ltd.(a)	30,200	2,055,714
Cosan Ltd.(a)	98,700	1,281,126
Cresud SA - ADR(a)	53,000	970,430
Illovo Sugar Ltd.(a)	234,900	869,253
IOI Corp. Bhd(a)	533,333	1,002,733
Sao Martinho SA(a)	200,000	2,879,510
SLC Agricola SA(a)	150,000	1,780,797
SunOpta, Inc.(a)(b)	74,500	547,575
Viterra, Inc.(a)	113,646	1,327,865
Wilmar International Ltd.(a)	97,000	401,481

		18,070,370

Independent Power Producers & Energy Traders – 2.0%
EDF Energies Nouvelles SA(a)	16,700	721,979
Iberdrola Renovables SA(a)	351,600	1,324,811
Ormat Technologies, Inc.(a)	21,500	661,340

		2,708,130

Industrial Conglomerates – 0.5%
Orkla ASA(a)	66,600	599,435

Machinery – 9.0%
AGCO Corp.(a)(b)	44,500	2,256,150
CNH Global NV(a)(b)	30,000	1,452,900
Deere & Co.(a)	25,400	2,308,860
Duoyuan Global Water, Inc. - ADR(a)	6,900	72,795
IDEX Corp.(a)	14,100	559,206
Kurita Water Industries Ltd.(a)	68,400	2,139,994
Pentair, Inc.(a)	56,700	2,050,839
Watts Water Technologies, Inc., Class A(a)	35,000	1,258,950

		12,099,694

Multi-Utilities – 1.8%
Hera SpA(a)	465,300	1,083,242
Suez Environment Co.(a)	11,825	244,239
United Utilities Group Plc(a)	91,181	793,712
Veolia Environnement SA(a)	11,100	347,212

		2,468,405

Oil, Gas & Consumable Fuels – 2.1%
Cheniere Energy, Inc.(a)(b)	12,500	91,375
D1 Oils Plc	360,099	25,553
Rentech, Inc.(b)	500,000	615,000
Sasol Ltd.	33,500	1,624,880
Sasol Ltd. - ADR(a)	10,600	517,598

		2,874,406

Paper & Forest Products – 0.7%
Fibria Celulose SA - ADR(a)(b)	29,000	443,990
Precious Woods Holding Ag(b)	20,000	466,102

		910,092

Real Estate Investment Trusts (REITS) – 2.8%
Plum Creek Timber Co., Inc.(a)	61,400	2,570,818
Rayonier, Inc.(a)	20,950	1,240,449

		3,811,267

Road & Rail – 0.8%
All America Latina Logistica SA(a)	133,000	1,123,393

Semiconductors & Semiconductor Equipment – 1.5%
First Solar, Inc.(a)(b)	5,400	834,732
MEMC Electronic Materials, Inc.(a)(b)	21,200	235,108
Renewable Energy Corp. ASA(a)(b)	39,100	125,439
Solarworld AG(a)	51,000	504,162
SunPower Corp., Class A(a)(b)	15,650	210,336

JANUARY 31, 2011	1

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

	Shares	Value
Common Stocks
Semiconductors & Semiconductor Equipment (concluded)
Suntech Power Holdings Co. Ltd. - ADR(a)(b)	15,700	$133,293

		2,043,070

Water Utilities – 21.3%
American States Water Co.(a)	49,700	1,689,800
American Water Works Co., Inc.(a)	67,100	1,711,050
Aqua America, Inc.(a)	120,200	2,779,024
Artesian Resources Corp., Class A(a)	39,400	749,388
Athens Water Supply & Sewage Co. SA (The)	89,950	609,618
California Water Service Group(a)	52,300	1,908,950
China Water Affairs Group Ltd.(a)	4,556,000	1,732,420
Cia de Saneamento Basico do Estado de Sao Paulo(a)	81,000	1,982,543
Cia de Saneamento de Minas Gerais(a)	160,000	2,625,154
Hyflux Ltd.(a)	900,000	1,575,484
Inversiones Aguas Metropolitanas SA(a)	1,500,000	2,312,210
Manila Water Co, Inc.(a)	5,610,000	2,306,606
Northumbrian Water Group Plc(a)	430,900	2,035,379
Pennon Group Plc(a)	215,200	2,076,174
Severn Trent Plc(a)	113,500	2,485,926

		28,579,726

Total Long-Term Investments (Cost – $142,124,612) – 97.3%		130,681,885

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.17%(c)(d)	4,473,860	4,473,860

Total Short-Term Securities (Cost – $4,473,860) – 3.3%		4,473,860

Total Investments Before Outstanding Options Written (Cost – $146,598,472*) – 100.6%		135,155,745

	Contracts
Options Written
Exchange-Traded Call Options Written – (0.8)%
AGCO Corp., Strike Price USD 50, Expires 2/22/11	200	(45,500)
Agrium, Inc., Strike Price USD 85, Expires 2/22/11	86	(42,570)
Agrium, Inc., Strike Price USD 90, Expires 3/21/11	84	(31,080)
American Superconductor Corp., Strike Price USD 28, Expires 3/21/11	225	(36,562)
Archer-Daniels-Midland Co., Strike Price USD 34, Expires 3/21/11	215	(15,050)
CF Industries Holdings, Inc., Strike Price USD 130, Expires 2/22/11	64	(52,960)
Cheniere Energy, Inc., Strike Price USD 7, Expires 3/21/11	56	(5,460)
CNH Global NV, Strike Price USD 50, Expires 2/21/11	135	(14,175)
Deere & Co., Strike Price USD 85, Expires 2/22/11	115	(76,475)
Duoyuan Global Water, Inc. - ADR, Strike Price USD 12.50, Expires 3/21/11	31	(853)
Fibria Celulose SA - ADR, Strike Price USD 17.50, Expires 2/22/11	130	(1,300)
First Solar, Inc., Strike Price USD 155, Expires 3/21/11	25	(23,563)
General Cable Corp., Strike Price USD 37, Expires 3/21/11	50	(10,875)
IDEX Corp., Strike Price USD 40, Expires 3/21/11	64	(8,160)
Itron, Inc., Strike Price USD 60, Expires 3/21/11	170	(34,000)
Johnson Controls, Inc., Strike Price USD 39, Expires 3/21/11	140	(15,400)
MEMC Electronic Materials, Inc., Strike Price USD 12, Expires 2/22/11	96	(1,968)
Monsanto Co., Strike Price USD 65, Expires 2/22/11	110	(94,600)
Monsanto Co., Strike Price USD 67.50, Expires 2/22/11	110	(69,300)
Mosaic Co. (The), Strike Price USD 80, Expires 3/21/11	180	(93,150)
Nalco Holding Co., Strike Price USD 30, Expires 3/21/11	205	(30,238)
Plum Creek Timber Co., Inc., Strike Price USD 42, Expires 3/21/11	280	(29,820)
Potash Corp. of Saskatchewan, Inc., Strike Price USD 145, Expires 2/22/11	97	(318,403)
Quanta Services, Inc., Strike Price USD 24, Expires 3/21/11	115	(11,787)
Roper Industries, Inc., Strike Price USD 80, Expires 2/22/11	60	(2,850)
Shaw Group, Inc. (The), Strike Price USD 40, Expires 3/21/11	167	(14,195)
Sunpower Corp., Class A, Strike Price USD 15, Expires 3/21/11	70	(3,010)
Suntech Power Holdings Co. Ltd. - ADR, Strike Price USD 9, Expires 2/22/11	70	(1,295)
Tetra Tech, Inc., Strike Price USD 25, Expires 3/21/11	440	(17,600)

Total Exchange-Traded Call Options Written		(1,102,199)

Over-the-Counter Call Options Written – (0.8)%
Acciona SA, Strike Price EUR 62.29, Expires 3/30/11, Broker Societe General Securities Corp.	2,500	(10,022)
All America Latina Logistica SA, Strike Price USD 15.23, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	59,900	(1,142)
American States Water Co., Strike Price USD 34.54, Expires 2/09/11, Broker UBS Securities LLC	22,500	(7,686)
American Water Works Co., Inc., Strike Price USD 25.99, Expires 3/11/11, Broker Morgan Stanley & Co., Inc.	30,200	(5,835)
Aqua America, Inc., Strike Price USD 22, Expires 2/02/11, Broker JPMorgan Chase Securities	18,000	(20,160)
Aqua America, Inc., Strike Price USD 23.50, Expires 3/07/11, Broker UBS Securities LLC	18,700	(4,923)
Aqua America, Inc., Strike Price USD 23.45, Expires 3/14/11, Broker Citigroup Global Markets, Inc.	9,000	(4,264)
Aqua America, Inc., Strike Price USD 23.25, Expires 3/14/11, Broker UBS Securities LLC	8,500	(3,570)
Artesian Resources Corp., Class A, Strike Price USD 19.71, Expires 3/11/11, Broker Credit Suisse First Boston	17,800	(3,125)

2	JANUARY 31, 2011

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
Brasilagro Companhia Brasileira De Propriedades Ag, Strike Price USD 10.52, Expires 2/08/11, Broker UBS Securities LLC	118,200	$(5,372)
Brasilagro Companhia Brasileira De Propriedades Ag, Strike Price USD 10.97, Expires 3/01/11, Broker Citigroup Global Markets, Inc.	118,200	(8,204)
Bunge Ltd., Strike Price USD 63, Expires 2/02/11, Broker Jefferies & Co., Inc.	135	(68,445)
California Water Service Group, Strike Price USD 37.72, Expires 2/28/11, Broker Barclays Capital, Inc.	11,800	(1,719)
California Water Service Group, Strike Price USD 37.72, Expires 3/11/11, Broker Barclays Capital, Inc.	11,800	(2,503)
China Water Affairs Group Ltd., Strike Price HKD 3.14, Expires 2/23/11, Broker Deutsche Bank Securities Corp.	2,050,000	(6,461)
Cia de Saneamento Basico do Estado de Sao Paulo - ADR, Strike Price USD 41.38, Expires 2/08/11, Broker Citigroup Global Markets, Inc.	36,500	(12,848)
Cia de Saneamento de Minas Gerais, Strike Price USD 28.98, Expires 2/08/11, Broker Credit Suisse First Boston	72,000	(899)
Cosan Ltd., Strike Price USD 13.21, Expires 3/25/11, Broker Credit Suisse First Boston	44,500	(28,035)
Cresud SA - ADR, Strike Price USD 19.17, Expires 3/15/11, Broker Goldman Sachs & Co.	24,000	(10,234)
EDF Energies Nouvelles SA, Strike Price EUR 31.89, Expires 3/09/11, Broker Barclays Capital, Inc.	7,600	(7,064)
Gamesa Corp. Tecnologica SA, Strike Price EUR 5.67, Expires 3/30/11, Broker Citigroup Global Markets, Inc.	33,800	(14,154)
Hera SpA, Strike Price EUR 1.60, Expires 3/09/11, Broker Citigroup Global Markets, Inc.	209,500	(31,139)
Hyflux Ltd., Strike Price SGD 2.36, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	405,000	(6,693)
Iberdrola Renovables SA, Strike Price EUR 2.65, Expires 3/30/11, Broker Barclays Capital, Inc.	158,000	(40,708)
Iberdrola SA, Strike Price EUR 5.73, Expires 2/24/11, Broker UBS Securities LLC	85,000	(61,664)
Illovo Sugar Ltd., Strike Price ZAR 26.26, Expires 3/30/11, Broker Citigroup Global Markets, Inc.	105,700	(18,058)
Incitec Pivot Ltd., Strike Price AUD 4.33, Expires 2/23/11, Broker Citigroup Global Markets, Inc.	139,000	(26,044)
Insituform Technologies, Inc., Class A, Strike Price USD 26.77, Expires 3/07/11, Broker Citigroup Global Markets, Inc.	7,400	(8,687)
Inversiones Aguas Metropolitanas SA, Strike Price USD 808, Expires 2/08/11, Broker Credit Suisse First Boston	675,000	(47)
IOI Corp. Bhd, Strike Price USD 6.09, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	240,000	(108)
Israel Chemicals Ltd., Strike Price ILS 59.73, Expires 3/30/11, Broker Barclays Capital, Inc.	40,500	(21,358)
Johnson Matthey Plc, Strike Price GBP 20.14, Expires 3/30/11, Broker Credit Suisse First Boston	45,000	(29,244)
K+S AG, Strike Price EUR 57.16, Expires 3/16/11, Broker Morgan Stanley & Co., Inc.	9,600	(12,016)
Kingspan Group Plc, Strike Price EUR 7.15, Expires 3/30/11, Broker Credit Suisse First Boston	10,600	(1,670)
Kurita Water Industries Ltd., Strike Price JPY 2,611.86, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	30,800	(20,101)
Layne Christensen Co., Strike Price USD 35.50, Expires 2/02/11, Broker Jefferies & Co., Inc.	54	—
Makhteshim-Agan Industries Ltd., Strike Price ILS 18.33, Expires 3/30/11, Broker Credit Suisse First Boston	85,000	(15,466)
Manila Water Co, Inc., Strike Price USD 19.12, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	2,500,000	(2,650)
Nextera Energy, Inc., Strike Price USD 52.94, Expires 2/04/11, Broker UBS Securities LLC	16,000	(9,865)
Nordex SE, Strike Price EUR 5.62, Expires 3/09/11, Broker Barclays Capital, Inc.	7,900	(2,949)
Northumbrian Water Group Plc, Strike Price GBP 3.34, Expires 2/24/11, Broker Citigroup Global Markets, Inc.	97,000	(3)
Northumbrian Water Group Plc, Strike Price GBP 3.06, Expires 3/30/11, Broker Citigroup Global Markets, Inc.	97,000	(3,924)
Novozymes A/S, Strike Price DKK 810.53, Expires 3/09/11, Broker Barclays Capital, Inc.	4,400	(4,807)
Nufarm Ltd., Strike Price AUD 5.63, Expires 2/23/11, Broker Citigroup Global Markets, Inc.	35,700	(2,676)
Orkla ASA, Strike Price NOK 56.96, Expires 3/09/11, Broker Barclays Capital, Inc.	30,000	(545)
Ormat Technologies, Inc., Strike Price USD 30.08, Expires 3/04/11, Broker UBS Securities LLC	9,700	(10,629)
Pennon Group Plc, Strike Price GBP 6.31, Expires 3/30/11, Broker Citigroup Global Markets, Inc.	95,000	(8,426)
Pentair, Inc., Strike Price USD 36.75, Expires 2/22/11, Broker Morgan Stanley & Co., Inc.	12,700	(8,840)
Pentair, Inc., Strike Price USD 36.75, Expires 3/04/11, Broker Morgan Stanley & Co., Inc.	12,700	(11,144)
Rayonier, Inc., Strike Price USD 57.53, Expires 2/15/11, Broker UBS Securities LLC	9,500	(19,195)
Renewable Energy Corp. ASA, Strike Price NOK 19.62, Expires 3/09/11, Broker Citigroup Global Markets, Inc.	17,600	(1,995)
Sao Martinho SA, Strike Price USD 24.23, Expires 2/08/11, Broker Credit Suisse First Boston	48,400	(10,062)
Sao Martinho SA, Strike Price USD 25.76, Expires 3/01/11, Broker Goldman Sachs & Co.	41,600	(6,815)
Sasol Ltd., Strike Price USD 51.50, Expires 3/15/11, Broker Jefferies & Co., Inc.	106	(8,510)
Severn Trent Plc, Strike Price GBP 14.37, Expires 3/30/11, Broker Citigroup Global Markets, Inc.	51,000	(7,541)
Sinofert Holdings Ltd., Strike Price HKD 4.15, Expires 2/23/11, Broker Deutsche Bank Securities Corp.	1,414,000	(53,822)
SLC Agricola SA, Strike Price USD 22.23, Expires 2/08/11, Broker Credit Suisse First Boston	33,700	(382)

JANUARY 31, 2011	3

Schedule of Investments (continued)	BlackRock EcoSolutions Investment Trust (BQR)
(Percentages shown are based on Net Assets)

	Contracts	Value
Options Written
Over-the-Counter Call Options Written (continued)
SLC Agricola SA, Strike Price USD 21.44, Expires 3/01/11, Broker Credit Suisse First Boston	33,800	$(7,870)
Solarworld AG, Strike Price EUR 7.31, Expires 3/09/11, Broker Citigroup Global Markets, Inc.	23,000	(7,023)
Suez Environment Co., Strike Price EUR 15.34, Expires 3/09/11, Broker Morgan Stanley & Co., Inc.	5,400	(1,646)
Sunopta, Inc., Strike Price USD 8.83, Expires 2/02/11, Broker Citigroup Global Markets, Inc.	33,500	–
Syngenta AG - Registered Shares, Strike Price CHF 309.97, Expires 3/09/11, Broker Credit Suisse First Boston	4,700	(30,399)
Tianjin Capital Environmental Protection Group Co, Strike Price HKD 2.95, Expires 2/23/11, Broker Morgan Stanley & Co., Inc.	938,000	(9,473)
Trimble Navigation Ltd, Strike Price USD 40.42, Expires 2/03/11, Broker UBS Securities LLC	13,500	(76,418)
Umicore SA, Strike Price EUR 39.25, Expires 3/09/11, Broker Citigroup Global Markets, Inc.	16,500	(20,326)
United Utilities Group Plc, Strike Price GBP 5.64, Expires 3/30/11, Broker Societe General Securities Corp.	41,000	(2,751)
Veolia Environnement SA, Strike Price EUR 23.04, Expires 3/09/11, Broker Credit Suisse First Boston	5,000	(3,444)
Vestas Wind Systems A/S, Strike Price DKK 181.09, Expires 3/09/11, Broker Barclays Capital, Inc.	19,300	(47,380)
Viterra, Inc., Strike Price CAD 9.57, Expires 2/03/11, Broker Goldman Sachs & Co.	13,000	(27,653)
Viterra, Inc., Strike Price CAD 9.39, Expires 2/03/11, Broker Morgan Stanley & Co., Inc.	26,000	(59,889)
Viterra, Inc., Strike Price CAD 120, Expires 3/15/11, Broker UBS Securities LLC	12,500	(4,868)
Wacker Chemie AG, Strike Price EUR 134.57, Expires 3/09/11, Broker Credit Suisse First Boston	3,900	(22,928)
Watts Industries, Inc., Strike Price USD 36.19, Expires 3/10/11, Broker Societe General Securities Corp.	15,800	(15,605)
Wilmar International Ltd., Strike Price SGD 5.68, Expires 2/23/11, Broker Deutsche Bank Securities Corp.	44,000	(654)

Total Over-the-Counter Call Options Written		(1,032,775)

Total Options Written (Premiums Received – $1,944,891) – (1.6)%		(2,134,974)

Total Investments Net of Outstanding Options Written – 99.0%		133,020,771
Other Assets in Excess of Liabilities – 1.0%		1,336,630

Net Assets – 100.0%		$134,357,401

*	The cost and unrealized appreciation (depreciation) of investments as of January 31, 2011 as computed for federal income tax purposes, were as follows:

Aggregate cost	$160,011,343

Gross unrealized appreciation	$10,274,205
Gross unrealized depreciation	(35,129,803)

Net unrealized depreciation	$(24,855,598)

(a)	Security, or a portion thereof, pledged/held as collateral for outstanding options written.

(b)	Non-income producing security.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2010	Net Activity	Shares Held at January 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	5,825,217	(1,351,357)	4,473,860	$2,037

•	Foreign currency exchange contracts as of January 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	200,000	USD	199,695	Morgan Stanley & Co., Inc.	2/03/11	$24
CAD	24,000	USD	24,065	Citigroup Global Markets	2/02/11	(97)
USD	125,630	CAD	125,000	Citigroup Global Markets	2/01/11	799
USD	13,310	ZAR	94,000	Deutsche Bank Securities	2/02/11	236
USD	2,742	EUR	2,000	Deutsche Bank Securities	2/02/11	4
USD	31,836	GBP	20,000	Citigroup Global Markets	2/03/11	(201)

Total						$765

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Trust management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the Trust’s most recent financial

4	JANUARY 31, 2011

Schedule of Investments (concluded)	BlackRock EcoSolutions Investment Trust (BQR)

statements as contained in its annual report.

The following tables summarize the inputs used as of January 31, 2011 in determining the fair valuation of the Trust’s investments and derivatives:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long Term Investments:
Common Stocks:
Auto Components	$1,190,090	–	–	$1,190,090
Building Products	–	$210,907	–	210,907
Chemicals	17,240,630	18,604,222	–	35,844,852
Commercial Services & Supplies	2,263,581	776,146	–	3,039,727
Construction & Engineering	2,817,763	–	–	2,817,763
Electric Utilities	1,919,214	2,102,033	–	4,021,247
Electrical Equipment	2,834,184	1,905,358	–	4,739,542
Electronic Equipment, Instruments & Components	3,529,769	–	–	3,529,769
Food Products	15,796,903	2,273,467	–	18,070,370
Independent Power Producers & Energy Traders	661,340	2,046,790	–	2,708,130
Industrial Conglomerates	–	599,435	–	599,435
Machinery	9,959,700	2,139,994	–	12,099,694
Multi-Utilities	–	2,468,405	–	2,468,405
Oil, Gas & Consumable Fuels	1,249,526	1,624,880	–	2,874,406
Paper & Forest Products	910,092	–	–	910,092
Real Estate Investment Trusts (REITS)	3,811,267	–	–	3,811,267
Road & Rail	1,123,393	–	–	1,123,393
Semiconductors & Semiconductor Equipment	1,413,469	629,601	–	2,043,070
Water Utilities	16,367,737	12,211,989	–	28,579,726
Short-Term Securities	4,473,860	–	–	4,473,860

Total	$87,562,518	$47,593,227	–	$135,155,745

	Derivative Financial Instruments[1]
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency exchange contracts	$4	$1,059	–	$1,063
Liabilities:
Equity contracts	(1,102,198)	(1,032,776)	–	(2,134,974)
Foreign currency exchange contracts	(97)	(201)	–	(298)

Total	$(1,102,291)	$(1,031,918)	–	$(2,134,209)

[1]	Derivative financial instruments are foreign currency exchange contracts and options.

Foreign currency exchange contracts are valued at the unrealized appreciation/ depreciation on the instrument and options are shown at market value.

JANUARY 31, 2011	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EcoSolutions Investment Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock EcoSolutions Investment Trust

Date: March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock EcoSolutions Investment Trust

Date: March 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock EcoSolutions Investment Trust

Date: March 25, 2011